Pension and Other Post-Retirement Benefits - Plan assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans
Expected weighted-average long-term rate of return on plan assets	3.04%	3.00%
Fair value measurement of pension plan assets:
Fair value of plan assets at beginning of year	$ 6,717,000	$ 6,665,000	$ 5,487,000
Estimated payments in 2019	$ 1,130,000
Insurance contract
Defined benefit plans
Plan asset investment	100.00%
Fair value measurement of pension plan assets:
Fair value of plan assets at beginning of year	$ 6,717,000	6,665,000
Level 3 | Insurance contract
Fair value measurement of pension plan assets:
Fair value of plan assets at beginning of year	$ 6,717,000	$ 6,665,000